Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Private Placement Transaction 01	Private Placement Transaction 02	Private Placement Transaction 03	Warrant	Common Stock	Common Stock Private Placement Transaction 01	Common Stock Private Placement Transaction 02	Common Stock Private Placement Transaction 03	Common Stock Warrant	Additional Paid-in Capital	Additional Paid-in Capital Private Placement Transaction 01	Additional Paid-in Capital Private Placement Transaction 02	Additional Paid-in Capital Private Placement Transaction 03	Additional Paid-in Capital Warrant	Deficit Accumulated During the Exploration Stage	Non- controlling Interests
Beginning Balance at Dec. 31, 2007
Common shares issued for cash (in shares)							60,000,000	32,699,920	22,600,000
Common shares issued for cash		$ 3,000	$ 24,525	$ 56,500			$ 60,000	$ 32,700	$ 22,600			$ (57,000)	$ (8,175)	$ 33,900
Net loss	(13,983)															(13,983)
Ending Balance at Dec. 31, 2008	70,042					115,300					(31,275)					(13,983)
Ending Balance (in shares) at Dec. 31, 2008						115,299,920
Net loss	(93,034)															(93,034)
Ending Balance at Dec. 31, 2009	(22,992)					115,300					(31,275)					(107,017)
Ending Balance (in shares) at Dec. 31, 2009						115,299,920
Common shares issued for cash (in shares)										6,000,000
Common shares issued for cash					300,000					6,000					294,000
Forgiveness of advances - related party	17,574										17,574
Net loss	(61,049)															(61,049)
Ending Balance at Dec. 31, 2010	233,533					121,300					280,299					(168,066)
Ending Balance (in shares) at Dec. 31, 2010						121,299,920
Common shares issued for cash (in shares)										6,916,148
Common shares issued for cash					1,100,000					6,916					1,093,084
Redemption of shares (in shares)						(12,000,000)
Redemption of shares	(600,000)					(12,000)					(588,000)
Formation of subsidiary	1,500																1,500
Stock based compensation (in shares)						150,000
Stock based compensation	598,474					150					598,324
Shares issued for exploration costs (in shares)						425,000
Shares issued for exploration costs	429,250					425					428,825
Net loss	(1,547,832)															(1,529,651)	(18,181)
Ending Balance at Dec. 31, 2011	214,925					116,791					1,812,532					(1,697,717)	(16,681)
Ending Balance (in shares) at Dec. 31, 2011						116,791,068
Common shares issued for cash (in shares)						1,250,000
Common shares issued for cash	550,000					1,250					548,750
Stock based compensation	499,998										499,998
Shares issued for exploration costs (in shares)						300,000
Shares issued for exploration costs	79,300					300					79,000
Cancellation of shares (in shares)						(30,000,000)
Cancellation of shares	(2)					(30,000)					29,998
Net loss	(1,241,132)															(1,239,791)	(1,341)
Ending Balance at Jun. 30, 2012	$ 103,089					$ 88,341					$ 2,970,278					$ (2,937,508)	$ (18,022)
Ending Balance (in shares) at Jun. 30, 2012						88,341,068